Delaware Pooled Trust, Inc.- The International Fixed Income
Portfolio
Statement of Assets and Liabilities
October 31, 1996






ASSETS:
Cash                               $     10
Deferred organization and
     registration expenses           31,808
                                     --------
                                     31,818
                                     --------



LIABILITIES:
Accounts payable
     and other accrued expenses        31,808
                                       ------
                                       31,808
                                       ------


NET ASSETS APPLICABLE TO 1
     ($.01 PAR VALUE) SHARE
     OUTSTANDING; EQUIVALENT TO
     $10.00 PER SHARE            $      10
                                   ---------
                                   ---------






     See accompanying notes













Delaware Pooled Trust, Inc.- The International Fixed Income
Portfolio
Notes to Financial Statements
October 31, 1996


Delaware Pooled Trust, Inc. (the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers twelve separate Portfolios ("Portfolios"). The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio and The Global Fixed Income Portfolio had commenced operations prior to October 31, 1996.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolio:

Security Valuation-Securities listed on an exchange will be valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange will be valued at the mean of the last quoted bid and asked prices. Long-term debt securities will be valued by an independent pricing service when such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity will be valued at amortized cost.

Federal Income Taxes-The Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Repurchase Agreements-The Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account will be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral will be held by the Portfolio s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other-Expenses common to all funds within the Delaware Group of Funds will be allocated amongst the funds on the basis of average net assets. Security transactions will be recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities will be those of the specific securities sold. Dividend income will be recorded on the ex-dividend date and interest income will be recorded on an accrual basis. Original issue discounts will be accreted to interest income over the lives of the respective securities. Organization and registration expenses will be amortized over a five and two year period respectively, beginning on the date of commencement of operations. No amortization expense has been recognized as of October 31, 1996.

2. Investment Management and Distribution Agreement
In accordance with the terms of the Investment Management
Agreement, the Portfolio will pay Delaware International Advisors
Limited (DIAL), the Investment Manager of the Portfolio an annual fee which will be calculated daily at the rate of 0.50% of average daily net assets less fees paid to the independent directors.

DIAL has undertaken voluntarily to waive its fee and reimburse the Portfolio to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.60% of average net assets through October 31, 1996.

3.  Components of Net Assets
500,000,000 shares, $.01 par value, have been authorized to the Fund with 50,000,000 shares allocated to the Portfolio. All outstanding shares are owned by DMC.

4.  Financial Highlights
Selected data for each share of the Portfolio outstanding throughout the period has been omitted since the Portfolio has not commenced operations.























Delaware Pooled Trust, Inc. - The International Fixed Income
Portfolio
Report of Independent Auditors


To the Shareholders and Board of Directors
Delaware Pooled Trust, Inc. - The International Fixed Income
Portfolio

We have audited the accompanying statement of assets and liabilities of Delaware Pooled Trust, Inc. - The International Fixed Income Portfolio as of October 31, 1996. This financial statement is the responsibility of the Fund s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Delaware Pooled Trust, Inc. - The International Fixed Income
Portfolio at October 31, 1996, in conformity with general accepted accounting principles.



ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 12, 1996
















Delaware Pooled Trust, Inc.- The Limited-Term Maturity Portfolio
Statement of Assets and Liabilities
October 31, 1996





ASSETS:

Cash                               $  21,000
Deferred organization and
     registration expenses            49,043
                                      ------
                                      70,043
                                      ------



LIABILITIES:
Accounts payable
     and other accrued expenses      49,043
                                     ------
                                     49,043
                                     ------


NET ASSETS APPLICABLE TO 2,100
     ($.01 PAR VALUE)
     SHARES OUTSTANDING; EQUIVALENT
     TO $10.00 PER SHARE          $  21,000
                                    ---------
                                    ---------






     See accompanying notes














Delaware Pooled Trust, Inc.- The Limited-Term Maturity Portfolio
Notes to Financial Statements
October 31, 1996


Delaware Pooled Trust, Inc. (the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers twelve separate Portfolios ("Portfolios"). The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio and The Global Fixed Income Portfolio had commenced operations prior to October 31, 1996.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolio:

Security Valuation-Securities listed on an exchange will be valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange will be valued at the mean of the last quoted bid and asked prices. Long-term debt securities will be valued by an independent pricing service when such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity will be valued at amortized cost.

Federal Income Taxes-The Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Repurchase Agreements-The Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account will be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral will be held by the Portfolio s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other-Expenses common to all funds within the Delaware Group of Funds will be allocated amongst the funds on the basis of average net assets. Security transactions will be recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities will be those of the specific securities sold. Dividend income will be recorded on the ex-dividend date and interest income will be recorded on an accrual basis. Original issue discounts will be accreted to interest income over the lives of the respective securities. Organization and registration expenses will be amortized over a five and two year period respectively, beginning on the date of commencement of operations. No amortization expense has been recognized as of October 31, 1996.

2. Investment Management and Distribution Agreement
In accordance with the terms of the Investment Management
Agreement, the Portfolio will pay Delaware Management Company,
Inc. (DMC), the Investment Manager of the Portfolio an annual fee which will be calculated daily at the rate of 0.30% of average daily net assets.

DMC has undertaken voluntarily to waive its fee and reimburse the Portfolio to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.43% of average net assets through October 31, 1996.

3.  Components of Net Assets
500,000,000 shares, $.01 par value, have been authorized to the Fund with 50,000,000 shares allocated to the Portfolio.

4.  Financial Highlights
Selected data for each share of the Portfolio outstanding throughout the period has been omitted since the Portfolio has not commenced operations.


























Delaware Pooled Trust, Inc. - The Limited-Term Maturity Portfolio
Report of Independent Auditors


To the Shareholders and Board of Directors
Delaware Pooled Trust, Inc. - The Limited-Term Maturity Portfolio

We have audited the accompanying statement of assets and liabilities of Delaware Pooled Trust, Inc. - The Limited-Term Maturity Portfolio as of October 31, 1996. This financial statement is the responsibility of the Fund s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Delaware Pooled Trust, Inc. - The Limited-Term Maturity
Portfolio at October 31, 1996, in conformity with general accepted accounting principles.



ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 12, 1996